Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
15.	Commitments.
The Company, at December 31, 2017, had entered into various contracts to develop real estate with remaining commitments totaling $2,677,000.